Loss Per Share - Additional Information (Detail) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Earnings per share [abstract]
Anti-dilutive non-vested securities excluded from calculation of diluted earnings per share	288,351	600,822	3,167,572	1,849,240